Taxation (Details)	12 Months Ended
Dec. 31, 2018
Taxation
U.S. Federal income tax rate (in percent)	4.00%
U.S. source gross transportation income (as percentage of gross shipping income for transportation that begins or ends in the United States)	50.00%